Share-Based Payment (Details) - Schedule of Share-Based Payment Expenses	6 Months Ended
Jun. 30, 2024 $ / shares
2017.1.1 [Member]
Schedule of Share-Based Payment Expenses [Line Items]
Exercise price	$ 5.62
Fair value of first year	0.9
Fair value of second year	1.5
Fair value of third year	1.7
Fair value of fourth year	2
2018.1.1 [Member]
Schedule of Share-Based Payment Expenses [Line Items]
Exercise price	5.62
Fair value of first year	1.2
Fair value of second year	1.6
Fair value of third year	2
Fair value of fourth year	2.3
2019.1.1 [Member]
Schedule of Share-Based Payment Expenses [Line Items]
Exercise price	5.62
Fair value of first year	1.7
Fair value of second year	2.1
Fair value of third year	2.4
Fair value of fourth year	2.8
2021.10.5 [Member]
Schedule of Share-Based Payment Expenses [Line Items]
Exercise price	5.62
Fair value of first year	1.9
Fair value of second year	2.3
Fair value of third year	2.7
Fair value of fourth year	2.9
2021.10.5 [Member]
Schedule of Share-Based Payment Expenses [Line Items]
Exercise price	5.62
Fair value of first year	2.3
Fair value of second year	2.7
Fair value of third year	2.9
Fair value of fourth year	3.1
2022.2.23 [Member]
Schedule of Share-Based Payment Expenses [Line Items]
Exercise price	5.62
Fair value of first year	1.9
Fair value of second year	2.5
Fair value of third year	3
Fair value of fourth year	$ 3.2